Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries lease office space from third parties. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries does not have any finance lease during the six months ended June 30, 2024 and 2025. Operating leases result in the recognition of right of use assets and lease liabilities on the balance sheet. right of use assets represent the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ right to use the leased asset for the lease term and lease liabilities represent the obligation to make lease payments.

As of June 30, 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had office space lease agreements with four unrelated third parties under non-cancelable operating leases, with terms ranging between 24 months and 26 months. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries consider those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries determine whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries use the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries recognize lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive income. The corporate office lease also requires the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries to pay property management expenses which are included in the general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries record operating lease expense in its unaudited condensed consolidated statements of operations and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	December 31, 2024	June 30, 2025
	RMB	RMB
Right of use assets	1,637,903	1,170,419

Operating lease liabilities, current	902,610	875,003
Operating lease liabilities, noncurrent	688,333	231,198
Total operating lease liabilities	1,590,942	1,106,201

For the six months ended June 30, 2024 and 2025, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries incurred operating lease expense of RMB 1,779,871 and RMB 1,396,169, respectively. The operating lease expenses were charged to general and administrative expenses.

Cash flow information related to leases consists of the following:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Operating cash payments for operating leases	1,792,253	1,327,231
Right-of-use assets obtained in exchange for operating lease liabilities	5,817,299	—

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Weighted average remaining lease term (years)	1.86	1.36
Weighted average discount rate	3.1%	3.1%

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

RMB
For the six months ending December 31, 2025	489,443
Year ending December 31, 2026	697,131
Total lease payments	1,186,574
Less: Imputed interest	(80,373)
Present value of lease liabilities	1,106,201